FAIR VALUE MEASUREMENTS (Changes in fair value of rate swap derivative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
Change in fair value of interest rate swap	¥ 0	$ 0	¥ 0	¥ 78,878
Interest Rate Swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
Balance at January 1,	12,294			61,272
Change in fair value of interest rate swap				78,878
Change in fair value of interest rate swap cash flow hedges			12,294
Cash settlement	¥ (12,294)			¥ (140,150)
Balance at December 31,			¥ 12,294